SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

22.  SHARE-BASED COMPENSATION

(a)	Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to further promote the success and enhance the value, the Company adopted a share incentive plan in 2014 (the “2014 Plan”). Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. The maximum aggregate number of ordinary shares to be issued under 2014 Plan was subsequently amended to 39,606,817, as approved by the Board of Directors and shareholders of the Company on October 30, 2015. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to continuously attract and retain talents, the Company adopted a share incentive plan in 2020 (the “2020 Plan”). Under the 2020 Plan, the Company is authorized to issue an aggregate of 46,560,708 Class A ordinary shares of the Company (equal to the sum of (i) 5% of the Company’s share capital as of the date hereof, calculated on an as-converted basis by taking into consideration all the convertible promissory notes issued and to be issued by the Company, and (ii) 7,562,532 Class A ordinary shares reserved under the “2010 Plan” and “2014 Plan” for future grants) will be reserved for future issuance.

22.  SHARE-BASED COMPENSATION (CONTINUED)

(a)	Option granted to employees (continued)

After adoption of the 2020 Plan, the Company ceased to grant any new awards under the 2010 Plan and 2014 Plan while the outstanding awards granted thereunder will remain effective and can be amended by the Company from time to time pursuant to the applicable terms thereto. The 2020 Plan was approved by the Board of Directors and shareholder of the Company on May 13, 2020.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2023	359,202	0.17	1.96	—
Exercised	—	—	—	—
Outstanding, December 31, 2023	359,202	0.17	1.00	114
Vested as of December 31, 2023	359,202	0.17	1.00	114
Exercisable as of December 31, 2023	359,202	0.17	1.00	114

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2023, the Company had options outstanding to purchase an aggregate of 359,202 shares with an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB809 (US$114).

The aggregate fair value at the grant date of the outstanding options as of December 31, 2023 was determined to be RMB5,211. The total fair value of share options exercised during the years ended December 31, 2021, 2022 and 2023 was US$122, US$4 and nil, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2021, 2022 and 2023 was US$67, US$2 and nil, respectively.

(b)Shares granted to management

The Company granted 3,534,767, 866,716 and 20,550 RSUs in 2021, 2022 and 2023, respectively, with performance conditions whereby a predetermined number will vest upon the annual performance review in accordance with predetermined performance targets for the grantees over a one or four-year period. To the extent that the Company considered the performance targets were probable of achievement, the Company recognized related compensation expenses using the accelerated recognition method to reflect the graded vesting attribution.

The Company granted 298,454, 22,000 and nil RSUs in 2021, 2022 and 2023, respectively, with performance conditions whereby a predetermined number will vest upon with the achievement of predetermined operation performance targets for the Company. To the extent that the Company considered the performance targets were probable of achievement, the Company recognized the related compensation expenses using the accelerated recognition method.

22.  SHARE-BASED COMPENSATION (CONTINUED)

(b)Shares granted to management (continued)

The Company granted 1,368,227 RSUs in 2023, which generally vest over a two to four-year service period.

The following table summarized the Company’s RSUs activity under the 2014 and 2020 Plans:

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2023	1,700,864	11.28	6.1	—
Granted	1,388,777	2.96	—	—
Vested	(507,282)	5.04	—	—
Forfeited	(2,553)	13.26	—	—
Unvested, December 31, 2023	2,579,806	8.07	6.6	7,404

Share-based compensation expenses for RSUs are measured based on the closing fair market value of the Company’s ADS on the date of grant. The aggregate fair value of the unvested RSUs as of December 31, 2023 was RMB52,568 (US$7,404). The weighted average grant date fair value of RSUs granted during the years ended December 31, 2021, 2022 and 2023 was US$12.31, US$5.48 and US$2.96, respectively. The total fair value of RSUs vested during the years ended December 31, 2021, 2022 and 2023 was US$42,672, US$6,883 and US$2,557, respectively.

As of December 31, 2023, there was RMB34,916 (US$4,918) of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 1.1 years. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

(c)	Share-based compensation due to business combination

On July 15, 2021, the Company acquired 100% of the equity interests in BJ TenxCloud from third party selling shareholders. The Company is obligated to issue a variable number of the shares of the Company or its subsidiary for a fixed monetary amount to certain selling shareholders who will remain as the employees of BJ TenxCloud, determinable based on achievements of the financial and operational targets by BJ TenxCloud during various post-acquisition periods. As such share-based payments will be forfeited if these employees cease their employments with the Company, the Company recognized these payments as compensation costs over the requisite service periods ranging from 12 months to 36 months. The Company classified the share-based payments as liability classified share-based payments.

For the years ended December 31, 2021, 2022 and 2023, the Company recorded compensation cost of RMB55,156, RMB75,960 and RMB18,496, within the Company’s consolidated statements of operations. As of December 31, 2023, there was no unrecognized share-based compensation expenses in relation to the above transaction.

Total share-based compensation expenses relating to share options, RSUs granted to employees and share-based compensation due to business combination recognized for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	13,713	563	—
Sales and marketing expenses	2,545	17,794	3,141
General and administrative expenses	292,947	85,508	28,883
Research and development expenses	10,805	14,305	3,272
	320,010	118,170	35,296